SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 6 (Details)	12 Months Ended
	Dec. 31, 2013
Seventy Fifth Percentile Or Above [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1.5	[1]
Fiftieth Percentile [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1	[1]
Thirty Fifth Percentile Or Below [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	0	[1]

[1]	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.